Investments (Purchased Credit Impaired Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Certain Loans Acquired in Transfer Accounted for as Available-for-sale Debt Securities, Acquired [Abstract]
Certain Loans Acquired in Transfer Accounted for as Available-for-sale Debt Securities, Acquired, Contractually Required Payments Receivable at Acquisition	$ 161,975		$ 152,988
Certain Loans Acquired in Transfer Accounted for as Available-for-sale Debt Securities, Acquired, Cash Flows Expected to be Collected at Acquisition	130,578	[1]	125,449	[1]
Certain Loans Acquired in Transfer Accounted for as Available-for-sale Debt Securities, Acquired, at Acquisition, at Fair Value	$ 87,643		$ 85,298

[1]	Represents undiscounted principal and interest cash flow expectations at the date of acquisition.